Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events:

Dividend payment: During October 2022, the Company paid monthly cash dividends of $0.1615 per share on its outstanding Series A Preferred Shares, amounting to $73. Similarly, on November 1, 2022, the board of directors of Pyxis declared a monthly dividend of $0.1615 per share, for the month of November 2022. The cash dividend of $73 will be payable on November 21, 2022, to holders of record as of November 14, 2022.